PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments for inventory	$ 0	$ 1,195,477
Prepayments for services	27,228	14,363
Prepaid rental and property management fee	20,390	2,248
Others	8,346	12,236
Total	$ 55,964	$ 1,224,324